Note 35 - Derivatives - Profile of NIH hedging instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Within 1 year [Member]
As of
Nominal amount Foreign exchange forwards	€ 32,702	€ 28,808
Nominal amount Foreign exchange swaps	3,337	3,972
Total	36,039	32,780
1-3 years
As of
Nominal amount Foreign exchange forwards	78	110
Nominal amount Foreign exchange swaps	3,820	5,601
Total	3,898	5,711
3-5 years
As of
Nominal amount Foreign exchange forwards	0	13
Nominal amount Foreign exchange swaps	579	1,982
Total	579	1,995
Over 5 years
As of
Nominal amount Foreign exchange forwards	0	0
Nominal amount Foreign exchange swaps	3,030	2,970
Total	€ 3,030	€ 2,970